Chartered-in Vessels - Operating Leases (Details) - USD ($) $ in Thousands	9 Months Ended
	Sep. 30, 2018	Dec. 31, 2017
Lessee, Lease, Description [Line Items]
Remainder of 2018	$ 5,980
2019	23,725
2020	16,055
2021	0
2022	$ 0
Teekay Tangguh Joint Venture
Lessee, Lease, Description [Line Items]
Percentage of ownership interest	69.00%
Teekay Tangguh Joint Venture
Lessee, Lease, Description [Line Items]
Carrying value of guarantee liability	$ 6,700	$ 7,100
Teekay LNG-Marubeni Joint Venture
Lessee, Lease, Description [Line Items]
Joint venture co-owned percentage	52.00%